Annual Total Returns- Vanguard Institutional Target Retirement 2035 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2035 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	8.39%	19.14%	(6.56%)	22.56%	14.80%